Supplement Dated March 15, 2016
To The Prospectus Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

On page 810, in the section entitled "Tax Status," please insert the following paragraphs at the end of the section.

Change in Federal Income Tax Status

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their federal income tax status from a regulated investment company to a partnership (the "Conversion").

JNL Institutional Alt 20 Fund	JNL/MMRS Conservative Fund
JNL Institutional Alt 35 Fund	JNL/MMRS Growth Fund
JNL Institutional Alt 50 Fund	JNL/MMRS Moderate Fund
JNL Alt 65 Fund	JNL/S&P Managed Conservative Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/S&P Managed Moderate Fund
JNL/American Funds Growth-Income Fund	JNL/S&P Managed Moderate Growth Fund
JNL/American Funds Balanced Allocation Fund	JNL/S&P Managed Growth Fund
JNL/American Funds Growth Allocation Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL Disciplined Moderate Fund
JNL/Mellon Capital 10 x 10 Fund	JNL Disciplined Moderate Growth Fund
JNL/Mellon Capital Index 5 Fund	JNL Disciplined Growth Fund

A Fund that is treated as a partnership under Subchapter K of the Internal Revenue Code of 1986, as amended, is not itself subject to U.S. federal income tax.  Instead, each shareholder is required to take into account for U.S. federal income tax purposes its allocable share of the Fund's income, gains, losses, deductions and credits, without regard to whether such shareholder has received or will receive distributions from the Fund.  For U.S. federal income tax purposes, the shareholders of the Funds are Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (together, "Jackson"), the insurance companies whose separate accounts invest in the Fund. Jackson may get certain tax benefits from a Fund being treated as a partnership.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Funds will not change as a result of the Conversion. In addition, it is expected that the Conversion will not result in any adverse federal income tax consequences for the Funds or for the owners of variable annuity contracts and/or variable life insurance policies (Contract owners) with premiums or contributions allocated to the separate accounts that invest in the Funds. All fees and expenses incurred in connection with the Conversion will be borne by JNAM. Additionally, JNAM will bear any transitional costs and any ongoing incremental increases in Fund fees and expenses that may be charged to the Funds by its service providers and that are directly attributable to the Conversion.

Funds treated as partnerships for federal income tax purposes are not required to distribute taxable income.

This supplement is dated March 15, 2016.

Supplement Dated March 15, 2016
To The Statement of Additional Information
Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

On page 260, in the section entitled "Tax Status," please insert the following paragraphs at the end of the section.

Change in Federal Income Tax Status

Effective January 1, 2016, the Board of Trustees approved the following Funds to change their federal income tax status from a regulated investment company to a partnership (the "Conversion").

JNL Institutional Alt 20 Fund	JNL/MMRS Conservative Fund
JNL Institutional Alt 35 Fund	JNL/MMRS Growth Fund
JNL Institutional Alt 50 Fund	JNL/MMRS Moderate Fund
JNL Alt 65 Fund	JNL/S&P Managed Conservative Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/S&P Managed Moderate Fund
JNL/American Funds Growth-Income Fund	JNL/S&P Managed Moderate Growth Fund
JNL/American Funds Balanced Allocation Fund	JNL/S&P Managed Growth Fund
JNL/American Funds Growth Allocation Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL Disciplined Moderate Fund
JNL/Mellon Capital 10 x 10 Fund	JNL Disciplined Moderate Growth Fund
JNL/Mellon Capital Index 5 Fund	JNL Disciplined Growth Fund

A Fund that is treated as a partnership under Subchapter K of the Internal Revenue Code of 1986, as amended, is not itself subject to U.S. federal income tax.  Instead, each shareholder is required to take into account for U.S. federal income tax purposes its allocable share of the Fund's income, gains, losses, deductions and credits, without regard to whether such shareholder has received or will receive distributions from the Fund.  For U.S. federal income tax purposes, the shareholders of the Funds are Jackson National Life Insurance Company and Jackson National Life Insurance Company of New York (together, "Jackson"), the insurance companies whose separate accounts invest in the Fund. Jackson may get certain tax benefits from a Fund being treated as a partnership.

The investment objectives, policies, restrictions, net asset values per share, service providers, fiscal years, and investment portfolios of the Funds will not change as a result of the Conversion. In addition, it is expected that the Conversion will not result in any adverse federal income tax consequences for the Funds or for the owners of variable annuity contracts and/or variable life insurance policies (Contract owners) with premiums or contributions allocated to the separate accounts that invest in the Funds. All fees and expenses incurred in connection with the Conversion will be borne by JNAM. Additionally, JNAM will bear any transitional costs and any ongoing incremental increases in Fund fees and expenses that may be charged to the Funds by its service providers and that are directly attributable to the Conversion.

Funds treated as partnerships for federal income tax purposes are not required to distribute taxable income.

This supplement is dated March 15, 2016.